PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 82.2%
Corporate Bonds 0.8%
Brazil 0.0%
JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30(d)		200	$41,000
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	191,350
South Africa 0.3%
Sasol Financing USA LLC, Gtd. Notes	4.375	09/18/26		200	186,313
Supranational Bank 0.2%
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	148,126

Total Corporate Bonds (cost $745,647)					566,789
Sovereign Bonds 81.4%
Angola 0.3%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500	11/12/25		200	196,240
Brazil 4.9%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		118	115,838
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	405,501
Notes, Series NTNB	6.000	05/15/35	BRL	1	113,598
Notes, Series NTNF	10.000	01/01/25	BRL	3	669,110
Notes, Series NTNF	10.000	01/01/27	BRL	10	1,977,344
Notes, Series NTNF	10.000	01/01/31	BRL	—(r)	39,423
					3,320,814
Chile 0.8%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000	119,121
Bonds, 144A	5.000	10/01/28	CLP	110,000	117,452
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	157,534

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile (cont’d.)
Bonos de la Tesoreria de la Republica en pesos, (cont’d.)
Unsec’d. Notes, 144A	2.800%	10/01/33	CLP	50,000	$43,175
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	98,884
					536,166
China 3.2%
China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	680	114,791
Bonds, Series INBK	1.990	04/09/25	CNH	6,890	958,036
Bonds, Series INBK	2.850	06/04/27	CNH	3,370	478,105
Bonds, Series INBK	3.270	11/19/30	CNH	2,890	424,976
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,240	208,460
					2,184,368
Colombia 4.3%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.500	01/28/26		200	195,938
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	57,982
Bonds, Series B	6.000	04/28/28	COP	1,221,000	282,303
Bonds, Series B	6.250	07/09/36	COP	1,644,000	317,962
Bonds, Series B	7.000	03/26/31	COP	2,281,200	519,740
Bonds, Series B	7.000	06/30/32	COP	2,648,100	586,756
Bonds, Series B	7.250	10/18/34	COP	1,405,800	305,174
Bonds, Series B	7.250	10/26/50	COP	210,000	40,178
Bonds, Series B	7.750	09/18/30	COP	500,000	120,017
Bonds, Series B	9.250	05/28/42	COP	1,094,100	261,656
Bonds, Series G	7.000	03/26/31	COP	759,800	173,910
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	233,694	56,330
					2,917,946
Czech Republic 4.5%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,950	131,972
Bonds, Series 078	2.500	08/25/28	CZK	2,100	86,652
Bonds, Series 089	2.400	09/17/25	CZK	3,040	128,857
Bonds, Series 094	0.950	05/15/30	CZK	8,770	324,158
Bonds, Series 100	0.250	02/10/27	CZK	18,980	743,109
Bonds, Series 103	2.000	10/13/33	CZK	9,290	344,871
Bonds, Series 105	2.750	07/23/29	CZK	16,250	675,545

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Czech Republic (cont’d.)
Czech Republic Government Bond, (cont’d.)
Bonds, Series 121	1.200%	03/13/31	CZK	11,920	$438,852
Bonds, Series 130	0.050	11/29/29	CZK	6,050	214,177
					3,088,193
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		200	200,100
Hungary 5.6%
Hungary Government Bond,
Bonds, Series 25/C	1.000	11/26/25	HUF	181,520	470,268
Bonds, Series 26/D	2.750	12/22/26	HUF	226,920	584,071
Bonds, Series 26/E	1.500	04/22/26	HUF	198,840	509,287
Bonds, Series 26/F	1.500	08/26/26	HUF	206,700	521,013
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	109,226
Bonds, Series 28/A	6.750	10/22/28	HUF	134,280	392,658
Bonds, Series 28/B	4.500	03/23/28	HUF	144,380	387,536
Bonds, Series 29/A	2.000	05/23/29	HUF	128,070	300,151
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	78,622
Bonds, Series 32/A	4.750	11/24/32	HUF	45,870	119,214
Bonds, Series 34/A	2.250	06/22/34	HUF	55,760	114,222
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	43,241
Bonds, Series 41/A	3.000	04/25/41	HUF	84,970	160,253
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	58,099
					3,847,861
Indonesia 10.7%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	644,557
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	487,654
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	555,252
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	586,788
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	89,532
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	255,469
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	274,330
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	488,432
Bonds, Series 075	7.500	05/15/38	IDR	3,754,000	252,836
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	429,326
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	134,167
Bonds, Series 081	6.500	06/15/25	IDR	993,000	63,017

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 082	7.000%	09/15/30	IDR	8,415,000	$545,535
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	494,158
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	88,171
Bonds, Series 095	6.375	08/15/28	IDR	11,784,000	745,648
Bonds, Series 096	7.000	02/15/33	IDR	18,174,000	1,187,414
					7,322,286
Ivory Coast 0.2%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	140	137,171
Malaysia 4.0%
Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	140	29,873
Bonds, Series 118	3.882	03/14/25	MYR	567	120,702
Bonds, Series 120	4.065	06/15/50	MYR	1,886	386,594
Bonds, Series 219	3.885	08/15/29	MYR	3,515	752,611
Bonds, Series 222	4.696	10/15/42	MYR	755	172,611
Bonds, Series 317	4.762	04/07/37	MYR	842	192,401
Bonds, Series 411	4.232	06/30/31	MYR	280	60,954
Bonds, Series 413	3.844	04/15/33	MYR	390	82,221
Bonds, Series 417	3.899	11/16/27	MYR	1,835	393,295
Bonds, Series 419	3.828	07/05/34	MYR	810	171,612
Bonds, Series 519	3.757	05/22/40	MYR	1,272	259,577

Malaysia Government Investment Issue, Bonds, Series 121	3.447	07/15/36	MYR	430	86,628
					2,709,079
Mexico 9.6%
Mexican Bonos,
Bonds, Series M	5.500	03/04/27	MXN	30	156,164
Bonds, Series M	7.500	05/26/33	MXN	35	182,191
Bonds, Series M	7.750	05/29/31	MXN	229	1,232,292
Bonds, Series M	8.000	11/07/47	MXN	68	347,587
Bonds, Series M	10.000	11/20/36	MXN	78	482,602
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	120	628,359
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	230,687
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	73	398,148

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexican Udibonos,
Bonds, Series S	2.750%	11/27/31	MXN	4	$174,007
Bonds, Series S	4.500	12/04/25	MXN	60	2,732,778
					6,564,815
Peru 2.7%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	213,973
Bonds	6.900	08/12/37	PEN	260	68,973
Bonds	6.950	08/12/31	PEN	190	52,048
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	122,022
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	2,610	622,614
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	2,138	551,369
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	64,829
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,857
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	130,943
					1,828,628
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	95,746
Poland 7.1%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	340,084
Bonds, Series 0432	1.750	04/25/32	PLN	710	137,869
Bonds, Series 0725	3.250	07/25/25	PLN	4,301	1,048,861
Bonds, Series 0726	2.500	07/25/26	PLN	3,925	926,565
Bonds, Series 0727	2.500	07/25/27	PLN	2,580	596,619
Bonds, Series 0728	7.500	07/25/28	PLN	830	227,974
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	366,977
Bonds, Series 1029	2.750	10/25/29	PLN	2,420	540,745
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	661,458
					4,847,152
Romania 3.0%
Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	1,245	222,532
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	224,430

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romania Government Bond, (cont’d.)
Bonds, Series 07YR	3.250%	04/29/24	RON	750	$161,877
Bonds, Series 07YR	4.850	04/22/26	RON	2,680	569,302
Bonds, Series 08YR	7.350	04/28/31	RON	540	123,881
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	233,452
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	232,933
Romanian Government International Bond,
Sr. Unsec’d. Notes	3.000	02/27/27		220	205,205
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	80	78,783
					2,052,395
Serbia 0.8%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	410	423,148
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	86,172
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	51,693
					561,013
South Africa 11.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	22,285	1,097,244
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	32,392	1,509,688
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	22,835	1,027,687
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	21,474	894,816
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	9,770	405,880
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	115,771
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	35,619	1,989,730
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	135,249
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	486,222
					7,662,287
Thailand 7.6%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	104,205
Bonds	2.000	06/17/42	THB	2,080	49,996
Bonds	2.875	12/17/28	THB	51,305	1,477,350
Bonds	2.875	06/17/46	THB	11,055	289,142
Bonds	3.300	06/17/38	THB	8,815	259,263
Bonds	3.400	06/17/36	THB	9,585	285,095

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Thailand (cont’d.)
Thailand Government Bond, (cont’d.)
Sr. Unsec’d. Notes	1.585%	12/17/35	THB	19,650	$488,366
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	67,754
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	22,149
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	310,543
Sr. Unsec’d. Notes	2.250	03/17/27	THB	27,060	758,847
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	185,336
Sr. Unsec’d. Notes	3.650	06/20/31	THB	13,094	396,306
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	461,919
					5,156,271
Turkey 0.3%
Turkiye Government Bond,
Bonds	11.700	11/13/30	TRY	1,400	28,950
Bonds	12.600	10/01/25	TRY	5,870	132,837
Bonds	17.800	07/13/33	TRY	2,600	63,147
					224,934
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	46,310

Total Sovereign Bonds (cost $57,178,932)					55,499,775

	Shares
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd. (original Cost $9,435; purchased 01/30/24)*(f) (cost $9,435)	5,242	9,435

Total Long-Term Investments (cost $57,934,014)		56,075,999

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 13.8%
Affiliated Mutual Fund 9.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $6,753,804)(wb)	6,753,804	$6,753,804

			Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 3.9%
U.S. Treasury Bills (cost $2,669,407)	5.433%	04/18/24	2,700	2,669,952
Options Purchased*~ 0.0%
(cost $10,909)				7,747

Total Short-Term Investments (cost $9,434,120)				9,431,503

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.0% (cost $67,368,134)				65,507,502
Options Written*~ (0.3)%
(premiums received $195,120)				(182,283)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 95.7% (cost $67,173,014)				65,325,219
Other assets in excess of liabilities(z) 4.3%				2,901,882

Net Assets 100.0%				$68,227,101

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,435. The aggregate value of $9,435 is 0.0% of net assets.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	MSI	02/08/24	26.00		—	EUR	332	$3
Currency Option EUR vs HUF	Call	MSI	02/22/24	430.00		—	EUR	168	11
Currency Option EUR vs ILS	Call	MSI	02/16/24	5.50		—	EUR	289	—
Currency Option EUR vs PLN	Call	CITI	02/01/24	4.80		—	EUR	604	—
Currency Option EUR vs PLN	Call	MSI	02/07/24	4.70		—	EUR	332	—
Currency Option EUR vs PLN	Call	CITI	02/28/24	4.70		—	EUR	604	36
Currency Option USD vs BRL	Call	DB	02/28/24	6.00		—		169	2
Currency Option USD vs CLP	Call	MSI	02/01/24	1,100.00		—		502	—
Currency Option USD vs CLP	Call	JPM	02/07/24	1,100.00		—		166	—
Currency Option USD vs CLP	Call	MSI	02/29/24	1,150.00		—		502	17
Currency Option USD vs CNH	Call	MSI	04/02/24	7.25		—		670	1,645
Currency Option USD vs COP	Call	MSI	02/07/24	4,800.00		—		665	—
Currency Option USD vs KRW	Call	CITI	02/01/24	1,450.00		—		335	—
Currency Option USD vs MXN	Call	MSI	02/01/24	17.10		—		670	2,908
Currency Option USD vs MXN	Call	BOA	02/01/24	19.80		—		670	—
Currency Option USD vs MXN	Call	MSI	02/01/24	19.80		—		335	—
Currency Option USD vs MXN	Call	DB	02/06/24	20.00		—		333	—
Currency Option USD vs MXN	Call	JPM	02/07/24	20.00		—		332	—
Currency Option USD vs MXN	Call	DB	02/14/24	21.00		—		336	1
Currency Option USD vs MXN	Call	MSI	02/21/24	20.00		—		670	45
Currency Option USD vs MXN	Call	MSI	02/22/24	20.00		—		335	24
Currency Option USD vs MXN	Call	MSI	02/22/24	20.50		—		332	13
Currency Option USD vs ZAR	Call	JPM	02/14/24	21.00		—		336	7
Currency Option USD vs ZAR	Call	MSI	02/28/24	22.00		—		324	13
Currency Option EUR vs HUF	Put	MSI	02/02/24	360.00		—	EUR	142	—
Currency Option EUR vs HUF	Put	DB	02/27/24	360.00		—	EUR	203	3
Currency Option USD vs BRL	Put	MSI	03/26/24	4.25		—		843	7
Currency Option USD vs CLP	Put	BARC	02/01/24	830.00		—		169	—
Currency Option USD vs CLP	Put	CITI	02/07/24	800.00		—		503	—
Currency Option USD vs CNH	Put	MSI	04/02/24	6.50		—		670	13
Currency Option USD vs COP	Put	MSI	02/01/24	3,400.00		—		298	—
Currency Option USD vs COP	Put	DB	02/06/24	3,400.00		—		337	—
Currency Option USD vs COP	Put	BARC	02/15/24	3,400.00		—		342	1
Currency Option USD vs COP	Put	MSI	03/07/24	3,200.00		—		596	3
Currency Option USD vs KRW	Put	JPM	02/21/24	1,200.00		—		505	3
Currency Option USD vs ZAR	Put	MSI	02/01/24	16.50		—		631	—
Currency Option USD vs ZAR	Put	GSI	02/08/24	16.30		—		332	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	JPM	02/08/24	18.70		—		332	$2,972
Currency Option USD vs ZAR	Put	JPM	02/14/24	16.50		—		332	—
Currency Option USD vs ZAR	Put	JPM	02/14/24	17.00		—		332	2
Currency Option USD vs ZAR	Put	JPM	02/22/24	16.75		—		337	5
Currency Option USD vs ZAR	Put	MSI	03/14/24	16.00		—		631	13
Total Options Purchased (cost $10,909)								$7,747
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	02/08/24	24.60	—	EUR	332	$(3,600)
Currency Option EUR vs HUF	Call	MSI	02/22/24	390.00	—	EUR	168	(634)
Currency Option EUR vs ILS	Call	MSI	02/16/24	4.48	—	EUR	289	(5)
Currency Option EUR vs PLN	Call	MSI	02/07/24	4.35	—	EUR	332	(521)
Currency Option EUR vs PLN	Call	CITI	02/28/24	4.35	—	EUR	604	(3,170)
Currency Option USD vs BRL	Call	DB	02/28/24	5.00	—		169	(1,313)
Currency Option USD vs CLP	Call	JPM	02/07/24	900.00	—		166	(5,494)
Currency Option USD vs CLP	Call	MSI	02/29/24	910.00	—		502	(15,039)
Currency Option USD vs COP	Call	MSI	02/07/24	4,000.00	—		665	(1,097)
Currency Option USD vs KRW	Call	CITI	02/01/24	1,320.00	—		335	(2,424)
Currency Option USD vs MXN	Call	BOA	02/01/24	17.10	—		670	(2,908)
Currency Option USD vs MXN	Call	DB	02/06/24	17.00	—		333	(3,747)
Currency Option USD vs MXN	Call	JPM	02/07/24	16.95	—		332	(4,618)
Currency Option USD vs MXN	Call	DB	02/14/24	17.30	—		336	(2,019)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	MSI	02/21/24	17.20	—		670	$(6,912)
Currency Option USD vs MXN	Call	MSI	02/22/24	17.25	—		335	(3,200)
Currency Option USD vs MXN	Call	MSI	02/22/24	17.40	—		332	(2,234)
Currency Option USD vs ZAR	Call	JPM	02/14/24	19.00	—		336	(1,382)
Currency Option USD vs ZAR	Call	MSI	02/28/24	18.60	—		324	(5,396)
Currency Option EUR vs HUF	Put	DB	02/27/24	385.00	—	EUR	203	(1,726)
Currency Option USD vs BRL	Put	MSI	03/26/24	5.05	—		843	(23,742)
Currency Option USD vs CLP	Put	BARC	02/01/24	900.00	—		169	—
Currency Option USD vs CLP	Put	CITI	02/07/24	910.00	—		503	(635)
Currency Option USD vs CNH	Put	MSI	04/02/24	7.10	—		670	(2,750)
Currency Option USD vs COP	Put	DB	02/06/24	3,900.00	—		337	(2,912)
Currency Option USD vs COP	Put	BARC	02/15/24	3,900.00	—		342	(4,015)
Currency Option USD vs COP	Put	MSI	03/07/24	4,100.00	—		596	(31,261)
Currency Option USD vs KRW	Put	JPM	02/21/24	1,320.00	—		505	(2,941)
Currency Option USD vs ZAR	Put	GSI	02/08/24	18.70	—		332	(2,972)
Currency Option USD vs ZAR	Put	JPM	02/14/24	19.00	—		332	(7,338)
Currency Option USD vs ZAR	Put	JPM	02/14/24	19.00	—		332	(7,338)
Currency Option USD vs ZAR	Put	JPM	02/22/24	18.80	—		337	(5,554)
Currency Option USD vs ZAR	Put	MSI	03/14/24	19.25	—		631	(23,386)
Total Options Written (premiums received $195,120)								$(182,283)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
2	2 Year U.S. Treasury Notes	Mar. 2024	$411,313	$(4,073)
3	5 Year Euro-Bobl	Mar. 2024	384,286	(4,045)
8	5 Year U.S. Treasury Notes	Mar. 2024	867,125	(18,572)
1	10 Year Euro-Bund	Mar. 2024	146,813	(2,605)
				$(29,295)
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	BNP	BRL	788	$160,619	$158,933	$—	$(1,686)
Expiring 02/02/24	BNYM	BRL	685	140,596	138,158	—	(2,438)
Expiring 02/02/24	CITI	BRL	17,757	3,602,858	3,583,280	—	(19,578)
Expiring 02/02/24	CITI	BRL	1,757	356,000	354,626	—	(1,374)
Expiring 02/02/24	CITI	BRL	140	28,343	28,222	—	(121)
Expiring 02/02/24	GSI	BRL	1,656	336,000	334,127	—	(1,873)
Expiring 02/02/24	HSBC	BRL	2,218	449,000	447,640	—	(1,360)
Expiring 02/02/24	MSI	BRL	599	121,786	120,861	—	(925)
Expiring 02/02/24	MSI	BRL	325	66,843	65,513	—	(1,330)
Expiring 02/02/24	SSB	BRL	1,786	361,000	360,426	—	(574)
Expiring 04/02/24	CITI	BRL	2,350	470,706	471,433	727	—
Expiring 04/02/24	DB	BRL	23,705	4,787,396	4,755,466	—	(31,930)
Chilean Peso,
Expiring 03/20/24	BNP	CLP	217,577	246,278	233,131	—	(13,147)
Expiring 03/20/24	MSI	CLP	446,278	499,053	478,183	—	(20,870)
Chinese Renminbi,
Expiring 04/24/24	HSBC	CNH	4,267	597,000	596,916	—	(84)
Expiring 04/24/24	JPM	CNH	7,240	1,014,320	1,012,858	—	(1,462)
Colombian Peso,
Expiring 03/20/24	CITI	COP	2,404,124	596,335	611,842	15,507	—
Expiring 03/20/24	GSI	COP	3,148,126	771,410	801,188	29,778	—
Expiring 03/20/24	GSI	COP	3,123,141	770,508	794,829	24,321	—
Expiring 03/20/24	MSI	COP	215,572	53,884	54,862	978	—
Expiring 03/20/24	MSI	COP	131,921	33,992	33,574	—	(418)
Czech Koruna,
Expiring 04/19/24	CITI	CZK	1,809	78,816	78,610	—	(206)
Expiring 04/19/24	MSI	CZK	26,222	1,150,012	1,139,545	—	(10,467)
Egyptian Pound,
Expiring 03/11/24	CITI	EGP	4,652	109,459	103,152	—	(6,307)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 03/20/24	CITI	EGP	8,066	$198,429	$174,586	$—	$(23,843)
Expiring 06/20/24	CITI	EGP	4,926	109,459	91,938	—	(17,521)
Expiring 06/20/24	SCB	EGP	4,974	115,000	92,835	—	(22,165)
Euro,
Expiring 02/06/24	CITI	EUR	517	559,127	558,320	—	(807)
Expiring 02/06/24	CITI	EUR	517	559,021	558,320	—	(701)
Expiring 04/19/24	MSI	EUR	1,377	1,503,391	1,492,801	—	(10,590)
Hungarian Forint,
Expiring 04/19/24	JPM	HUF	10,234	28,971	28,618	—	(353)
Indian Rupee,
Expiring 03/20/24	BNP	INR	6,833	81,816	82,074	258	—
Expiring 03/20/24	CITI	INR	67,967	812,348	816,401	4,053	—
Expiring 03/20/24	HSBC	INR	49,385	593,000	593,199	199	—
Expiring 03/20/24	MSI	INR	84,169	1,011,000	1,011,011	11	—
Expiring 03/20/24	UAG	INR	67,967	812,346	816,402	4,056	—
Indonesian Rupiah,
Expiring 03/20/24	BNP	IDR	3,150,335	203,675	199,560	—	(4,115)
Expiring 03/20/24	HSBC	IDR	7,491,622	478,000	474,560	—	(3,440)
Expiring 03/20/24	HSBC	IDR	7,287,068	467,000	461,603	—	(5,397)
Expiring 03/20/24	JPM	IDR	3,243,818	208,000	205,481	—	(2,519)
Expiring 03/20/24	MSI	IDR	2,735,735	177,409	173,296	—	(4,113)
Expiring 03/20/24	MSI	IDR	2,023,562	130,114	128,183	—	(1,931)
Expiring 03/20/24	MSI	IDR	1,460,824	94,742	92,537	—	(2,205)
Expiring 03/20/24	SCB	IDR	7,419,702	477,000	470,004	—	(6,996)
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	1,754	474,658	481,564	6,906	—
Expiring 03/20/24	CITI	ILS	1,533	414,000	420,958	6,958	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	53,112	372,074	365,357	—	(6,717)
Malaysian Ringgit,
Expiring 03/20/24	BARC	MYR	16,668	3,599,556	3,543,811	—	(55,745)
Expiring 03/20/24	BARC	MYR	226	48,000	48,068	68	—
Expiring 03/20/24	MSI	MYR	732	159,734	155,545	—	(4,189)
Expiring 03/20/24	MSI	MYR	707	155,000	150,293	—	(4,707)
Expiring 03/20/24	MSI	MYR	345	74,578	73,383	—	(1,195)
Mexican Peso,
Expiring 03/20/24	BARC	MXN	1,393	81,559	80,252	—	(1,307)
Expiring 03/20/24	BOA	MXN	2,097	122,322	120,856	—	(1,466)
Expiring 03/20/24	JPM	MXN	6,021	349,000	346,928	—	(2,072)
Expiring 03/20/24	JPM	MXN	5,911	347,000	340,592	—	(6,408)
Expiring 03/20/24	MSI	MXN	3,801	216,255	219,037	2,782	—
Expiring 03/20/24	TD	MXN	5,561	316,000	320,466	4,466	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	205	$54,699	$53,926	$—	$(773)
Expiring 03/20/24	CITI	PEN	545	142,800	143,119	319	—
Expiring 03/20/24	MSI	PEN	710	188,368	186,531	—	(1,837)
Philippine Peso,
Expiring 03/20/24	CITI	PHP	32,359	575,000	575,223	223	—
Expiring 03/20/24	CITI	PHP	30,308	543,000	538,751	—	(4,249)
Expiring 03/20/24	JPM	PHP	30,193	543,000	536,709	—	(6,291)
Expiring 03/20/24	MSI	PHP	51,060	910,000	907,651	—	(2,349)
Expiring 03/20/24	MSI	PHP	33,010	588,000	586,796	—	(1,204)
Expiring 03/20/24	SCB	PHP	38,731	693,000	688,492	—	(4,508)
Expiring 03/20/24	SCB	PHP	36,386	646,000	646,807	807	—
Expiring 03/20/24	SCB	PHP	29,550	527,000	525,282	—	(1,718)
Polish Zloty,
Expiring 04/19/24	CITI	PLN	654	164,158	163,286	—	(872)
Romanian Leu,
Expiring 04/19/24	BARC	RON	3,535	777,832	767,195	—	(10,637)
Expiring 04/19/24	CITI	RON	453	98,896	98,404	—	(492)
Singapore Dollar,
Expiring 03/20/24	CITI	SGD	443	335,000	331,160	—	(3,840)
Expiring 03/20/24	CITI	SGD	431	325,000	322,112	—	(2,888)
Expiring 03/20/24	HSBC	SGD	1,380	1,044,000	1,031,046	—	(12,954)
South African Rand,
Expiring 03/20/24	BOA	ZAR	2,439	129,773	129,706	—	(67)
Expiring 03/20/24	CITI	ZAR	2,281	121,000	121,323	323	—
Expiring 03/20/24	HSBC	ZAR	2,095	110,973	111,418	445	—
Expiring 03/20/24	SSB	ZAR	3,315	177,773	176,311	—	(1,462)
Expiring 03/20/24	SSB	ZAR	1,749	94,133	93,018	—	(1,115)
Expiring 03/20/24	TD	ZAR	2,410	128,821	128,191	—	(630)
South Korean Won,
Expiring 03/20/24	SSB	KRW	438,746	334,000	329,673	—	(4,327)
Thai Baht,
Expiring 03/20/24	BARC	THB	2,769	81,726	78,356	—	(3,370)
Expiring 03/20/24	BARC	THB	1,617	47,365	45,748	—	(1,617)
Expiring 03/20/24	BOA	THB	4,061	116,853	114,919	—	(1,934)
Expiring 03/20/24	GSI	THB	1,911	53,596	54,066	470	—
Expiring 03/20/24	HSBC	THB	14,758	434,000	417,590	—	(16,410)
Expiring 03/20/24	HSBC	THB	14,678	415,000	415,328	328	—
Expiring 03/20/24	HSBC	THB	14,009	404,000	396,403	—	(7,597)
Expiring 03/20/24	MSI	THB	59,884	1,684,778	1,694,491	9,713	—
Expiring 03/20/24	MSI	THB	14,477	419,000	409,635	—	(9,365)
Expiring 03/20/24	SSB	THB	2,776	81,660	78,561	—	(3,099)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/20/24	BARC	TRY	5,915	$188,000	$185,663	$—	$(2,337)
Expiring 03/20/24	BARC	TRY	5,018	157,000	157,503	503	—
Expiring 03/20/24	BOA	TRY	5,561	172,808	174,554	1,746	—
Expiring 03/20/24	CITI	TRY	4,493	140,390	141,029	639	—
Expiring 03/20/24	JPM	TRY	1,438	45,663	45,138	—	(525)
				$45,845,863	$45,547,328	116,584	(415,119)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	CITI	BRL	4,147	$831,602	$836,766	$—	$(5,164)
Expiring 02/02/24	DB	BRL	23,564	4,787,507	4,755,019	32,488	—
Colombian Peso,
Expiring 03/20/24	BARC	COP	1,680,127	422,000	427,587	—	(5,587)
Expiring 03/20/24	MSI	COP	3,873,697	957,000	985,844	—	(28,844)
Czech Koruna,
Expiring 04/19/24	BARC	CZK	4,401	191,491	191,246	245	—
Expiring 04/19/24	BARC	CZK	4,352	189,509	189,121	388	—
Expiring 04/19/24	BOA	CZK	9,851	431,000	428,115	2,885	—
Egyptian Pound,
Expiring 03/11/24	CITI	EGP	2,970	80,715	65,863	14,852	—
Expiring 03/11/24	CITI	EGP	1,682	45,575	37,290	8,285	—
Expiring 03/20/24	CITI	EGP	5,420	144,545	117,321	27,224	—
Expiring 03/20/24	CITI	EGP	2,646	70,740	57,264	13,476	—
Expiring 06/20/24	CITI	EGP	3,613	84,083	67,446	16,637	—
Expiring 06/20/24	CITI	EGP	1,312	30,695	24,493	6,202	—
Expiring 06/20/24	SCB	EGP	4,974	116,618	92,835	23,783	—
Euro,
Expiring 02/06/24	CITI	EUR	1,532	1,661,645	1,655,962	5,683	—
Expiring 04/19/24	CITI	EUR	161	177,000	174,071	2,929	—
Expiring 04/19/24	CITI	EUR	157	171,000	169,785	1,215	—
Expiring 04/19/24	CITI	EUR	155	169,000	168,592	408	—
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	470,306	1,337,540	1,315,087	22,453	—
Expiring 04/19/24	GSI	HUF	866,550	2,490,515	2,423,080	67,435	—
Expiring 04/19/24	UAG	HUF	110,550	308,000	309,125	—	(1,125)
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	14,935,993	960,051	946,127	13,924	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	1,533	$415,396	$420,940	$—	$(5,544)
Expiring 03/20/24	DB	ILS	1,540	423,318	422,935	383	—
Expiring 03/20/24	DB	ILS	214	58,616	58,647	—	(31)
Mexican Peso,
Expiring 03/20/24	BARC	MXN	1,286	75,000	74,113	887	—
Expiring 03/20/24	CITI	MXN	8,566	496,378	493,565	2,813	—
Expiring 03/20/24	HSBC	MXN	962	55,023	55,436	—	(413)
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	13,115	427,000	421,781	5,219	—
Expiring 03/20/24	CITI	TWD	2,710	88,800	87,145	1,655	—
Expiring 03/20/24	JPM	TWD	171,236	5,589,010	5,506,854	82,156	—
Expiring 03/20/24	MSI	TWD	3,147	102,425	101,206	1,219	—
Expiring 03/20/24	MSI	TWD	2,473	81,980	79,523	2,457	—
Expiring 03/20/24	MSI	TWD	1,444	47,882	46,442	1,440	—
Expiring 03/20/24	SCB	TWD	22,993	751,000	739,441	11,559	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	2,389	638,380	627,191	11,189	—
Expiring 03/20/24	CITI	PEN	1,541	411,787	404,699	7,088	—
Expiring 03/20/24	SCB	PEN	2,153	566,788	565,188	1,600	—
Philippine Peso,
Expiring 03/20/24	CITI	PHP	22,782	410,614	404,985	5,629	—
Expiring 03/20/24	SCB	PHP	26,826	483,348	476,859	6,489	—
Expiring 03/20/24	SSB	PHP	34,038	608,458	605,070	3,388	—
Expiring 03/20/24	SSB	PHP	24,841	446,980	441,583	5,397	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	560	138,502	139,749	—	(1,247)
Expiring 04/19/24	GSI	PLN	1,282	316,498	319,826	—	(3,328)
Expiring 04/19/24	HSBC	PLN	2,817	698,278	702,733	—	(4,455)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	1,373	1,027,226	1,025,773	1,453	—
Expiring 03/20/24	BOA	SGD	818	611,000	611,017	—	(17)
Expiring 03/20/24	BOA	SGD	797	603,000	595,687	7,313	—
Expiring 03/20/24	HSBC	SGD	808	608,000	603,302	4,698	—
Expiring 03/20/24	SSB	SGD	452	338,000	337,880	120	—
South African Rand,
Expiring 03/20/24	BNP	ZAR	7,544	401,712	401,287	425	—
South Korean Won,
Expiring 03/20/24	BARC	KRW	1,264,999	964,603	950,519	14,084	—
Expiring 03/20/24	BNP	KRW	156,196	119,645	117,366	2,279	—
Expiring 03/20/24	BOA	KRW	508,437	387,000	382,039	4,961	—
Expiring 03/20/24	UAG	KRW	548,788	411,000	412,359	—	(1,359)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/20/24	CITI	THB	14,507	$415,000	$410,488	$4,512	$—
Expiring 03/20/24	GSI	THB	40,501	1,160,000	1,146,041	13,959	—
Expiring 03/20/24	GSI	THB	11,681	334,000	330,539	3,461	—
Expiring 03/20/24	JPM	THB	6,914	196,000	195,643	357	—
				$36,565,478	$36,153,890	468,702	(57,114)
						$585,286	$(472,233)
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/ 0.044%	$—	$(47,859)	$(47,859)
BRL	10,946	01/02/26	11.190%(T)	1 Day BROIS(2)(T)/ 0.044%	—	44,841	44,841
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.044%	—	(29,220)	(29,220)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.044%	—	(42,962)	(42,962)
BRL	3,327	01/04/27	9.610%(T)	1 Day BROIS(2)(T)/ 0.044%	—	(2,450)	(2,450)
BRL	3,839	01/04/27	9.750%(T)	1 Day BROIS(2)(T)/ 0.044%	—	225	225
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.044%	—	929	929
BRL	2,748	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.044%	—	(705)	(705)
BRL	1,772	01/04/27	10.196%(T)	1 Day BROIS(2)(T)/ 0.044%	—	4,291	4,291

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	5,095	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.044%	$—	$27,718	$27,718
BRL	478	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.044%	2,929	3,110	181
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.044%	275	3,280	3,005
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.044%	—	19,821	19,821
BRL	3,099	01/04/27	11.800%(T)	1 Day BROIS(2)(T)/ 0.044%	—	35,160	35,160
BRL	2,235	01/04/27	12.500%(T)	1 Day BROIS(2)(T)/ 0.044%	—	37,905	37,905
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.044%	(44,075)	(129,129)	(85,054)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.044%	—	(12,886)	(12,886)
BRL	2,060	01/02/29	10.373%(T)	1 Day BROIS(2)(T)/ 0.044%	—	6,120	6,120
BRL	2,665	01/02/29	10.375%(T)	1 Day BROIS(2)(T)/ 0.044%	—	7,929	7,929
BRL	1,933	01/02/29	11.420%(T)	1 Day BROIS(2)(T)/ 0.044%	—	26,274	26,274
CLP	670,530	12/20/25	5.960%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(15,414)	(15,414)
CLP	1,691,360	12/20/25	6.029%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(41,282)	(41,282)
CLP	728,500	03/20/29	4.775%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(14,577)	(14,577)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	399,410	03/20/29	4.805%(S)	1 Day CLOIS(1)(S)/ 7.250%	$—	$(8,567)	$(8,567)
CLP	405,640	03/20/29	4.853%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(9,626)	(9,626)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 7.250%	(557)	354	911
CNH	21,275	03/20/27	1.978%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	(1,320)	(1,320)
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	5,779	5,779
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(1,919)	14,810	16,729
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	23,045	23,045
CNH	38,170	09/20/28	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	15,891	71,321	55,430
COP	1,435,100	12/20/25	9.702%(Q)	1 Day COOIS(1)(Q)/ 12.016%	13	(8,194)	(8,207)
COP	2,065,890	09/21/27	9.200%(Q)	1 Day COOIS(1)(Q)/ 12.016%	(154)	(30,093)	(29,939)
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/ 12.016%	—	(11,889)	(11,889)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 12.016%	—	(5,688)	(5,688)
COP	1,416,700	12/21/27	10.187%(Q)	1 Day COOIS(1)(Q)/ 12.016%	447	(34,799)	(35,246)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/ 12.016%	—	(32,771)	(32,771)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	1,081,990	12/21/27	11.966%(Q)	1 Day COOIS(1)(Q)/ 12.016%	$—	$(43,351)	$(43,351)
COP	1,233,371	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 12.016%	(2,629)	2,527	5,156
COP	1,889,810	12/20/28	7.743%(Q)	1 Day COOIS(2)(Q)/ 12.016%	—	10,581	10,581
COP	3,472,090	12/20/28	7.797%(Q)	1 Day COOIS(2)(Q)/ 12.016%	—	21,418	21,418
COP	6,056,730	03/20/29	7.070%(Q)	1 Day COOIS(2)(Q)/ 12.016%	(558)	10,701	11,259
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/ 12.016%	—	6,184	6,184
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 12.016%	—	(2,196)	(2,196)
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 6.150%	150	(38,863)	(39,013)
CZK	37,890	03/20/26	3.930%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	1,912	1,912
CZK	34,520	03/20/26	4.495%(A)	6 Month PRIBOR(1)(S)/ 6.150%	—	(17,987)	(17,987)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	(34,097)	(34,097)
CZK	7,860	09/20/33	4.225%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	14,408	14,408
CZK	9,149	12/20/33	4.290%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	22,111	22,111
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 8.760%	(6,224)	(6,018)	206

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 8.760%	$—	$(5,854)	$(5,854)
HUF	558,830	03/20/29	6.470%(A)	6 Month BUBOR(1)(S)/ 8.760%	—	(56,276)	(56,276)
HUF	170,370	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 8.760%	—	50,296	50,296
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(648)	(1,969)	(1,321)
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	6,138	4,964	(1,174)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(4,178)	(7,018)	(2,840)
KRW	2,668,563	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.680%	75,533	9,846	(65,687)
KRW	3,004,665	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	141	66,464	66,323
KRW	1,250,000	03/20/29	3.163%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(5)	(5)
MXN	44,000	06/18/25	10.240%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.501%	1,131	2,480	1,349
MXN	18,000	09/17/25	9.640%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.501%	—	7,520	7,520
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	(6,055)	(79,675)	(73,620)
MXN	124	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.501%	71	106	35

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	4,670	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	$—	$(7,097)	$(7,097)
MXN	1,255	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.501%	(1,053)	321	1,374
MXN	9,700	09/13/28	8.185%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(13,086)	(13,086)
MXN	12,745	09/13/28	8.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	(9,424)	(3,671)	5,753
MXN	1,621	12/13/28	8.570%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	(1,137)	(644)	493
MXN	11,480	12/13/28	8.690%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(1,350)	(1,350)
MXN	25,060	12/13/28	8.938%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	11,547	11,547
MXN	8,330	03/14/29	8.447%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(2,832)	(2,832)
MXN	8,080	03/14/29	8.484%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(2,052)	(2,052)
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	(24,607)	(30,025)	(5,418)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,260	03/08/34	8.615%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	$—	$1,306	$1,306
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	(7,368)	(7,368)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/ 5.850%	—	732	732
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.850%	4,254	(66,696)	(70,950)
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)/ 5.850%	(1,271)	(62,946)	(61,675)
PLN	1,186	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.850%	(11,810)	9,803	21,613
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	11,515	11,515
PLN	4,830	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 5.850%	(15,532)	(82,981)	(67,449)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	27,488	27,488
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 5.850%	(3,383)	(3,394)	(11)
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 5.850%	(32,911)	(41,827)	(8,916)
PLN	13,508	12/20/28	4.087%(A)	6 Month WIBOR(2)(S)/ 5.850%	(82,666)	(68,787)	13,879
PLN	3,290	03/20/29	4.535%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	2,278	2,278
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/ 5.850%	—	28,992	28,992

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 5.850%	$—	$(10,732)	$(10,732)
THB	30,000	12/20/28	2.621%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	13,744	13,744
THB	15,730	03/20/29	2.212%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(1,696)	(1,696)
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	12,729	(4,467)	(17,196)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(5,472)	(14,817)	(9,345)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	5,758	3,375	(2,383)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(3,046)	(897)	2,149
ZAR	19,350	09/21/27	8.280%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	1,025	(16,604)	(17,629)
ZAR	3,900	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	(1,108)	(7,442)	(6,334)
ZAR	8,623	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(22,603)	(1,606)	20,997
ZAR	7,568	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	(820)	(8,289)	(7,469)
ZAR	11,962	09/20/28	8.623%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	—	(16,550)	(16,550)
ZAR	20,620	12/20/28	8.897%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	(24,051)	(39,584)	(15,533)
ZAR	6,998	12/20/28	9.085%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	—	(16,337)	(16,337)
ZAR	8,940	03/20/29	8.160%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	—	(1,788)	(1,788)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	$(37)	$(10,205)	$(10,168)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	93	25,018	24,925
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	1,662	24,833	23,171
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	5,064	17,177	12,113
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(11)	1,987	1,998
					$(174,635)	$(573,964)	$(399,329)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$2,706	$(9)	$2,715	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	591	(10)	601	JPM
MYR	5,300	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(4,608)	—	(4,608)	BOA
					$(1,311)	$(19)	$(1,292)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).